American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
February 29, 2024

International Small-Mid Cap - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.2%
Australia — 8.4%
Breville Group Ltd.	144,196	2,570,071
CAR Group Ltd.	320,903	7,688,073
Charter Hall Retail REIT	1,614,669	3,710,640
Lovisa Holdings Ltd.(1)	79,503	1,683,444
NEXTDC Ltd.(2)	845,323	9,732,218
Pro Medicus Ltd.	57,926	3,927,868
Reliance Worldwide Corp. Ltd.	1,310,075	4,676,504
Sandfire Resources Ltd.(2)	562,749	2,775,574
Seven Group Holdings Ltd.(1)	242,560	6,087,662
Steadfast Group Ltd.	746,761	2,814,130
		45,666,184
Belgium — 2.7%
Aedifica SA	45,421	2,593,994
D'ieteren Group	42,783	8,266,504
Warehouses De Pauw CVA	141,625	3,793,394
		14,653,892
Canada — 8.1%
Alamos Gold, Inc., Class A	366,162	4,319,532
Brookfield Infrastructure Corp., Class A	137,200	4,550,924
Capstone Copper Corp.(2)	947,685	4,971,829
Cargojet, Inc.(1)	37,851	3,088,267
Celestica, Inc.(2)	130,516	5,547,038
Colliers International Group, Inc.	41,787	4,862,706
Descartes Systems Group, Inc.(2)	31,327	2,715,245
FirstService Corp.	31,072	5,124,705
SNC-Lavalin Group, Inc.	162,314	5,486,013
Stella-Jones, Inc.	63,295	3,558,493
		44,224,752
Denmark — 1.1%
ALK-Abello AS(2)	323,927	6,043,329
Finland — 2.0%
Huhtamaki OYJ	119,809	4,704,058
Konecranes OYJ	123,288	6,353,058
		11,057,116
France — 4.7%
Alten SA	17,419	2,558,819
Elis SA	452,695	10,340,250
Gaztransport Et Technigaz SA	37,098	5,735,101
SPIE SA	215,018	7,162,040
		25,796,210
Germany — 6.1%
AIXTRON SE(1)	36,487	1,015,134
CTS Eventim AG & Co. KGaA	54,630	4,302,167
Gerresheimer AG	50,001	5,862,579
HUGO BOSS AG	91,117	6,204,218
KION Group AG	85,863	4,338,313
Redcare Pharmacy NV(2)	34,354	5,196,396
Scout24 SE	63,082	4,586,989

Stroeer SE & Co. KGaA	32,005	1,792,717
		33,298,513
Ireland — 0.8%
Glanbia PLC	240,337	4,357,366
Israel — 2.8%
CyberArk Software Ltd.(2)	31,940	8,424,494
Nova Ltd.(2)	39,440	6,840,868
		15,265,362
Italy — 1.5%
BPER Banca	1,371,962	5,508,207
Interpump Group SpA	57,999	2,755,736
		8,263,943
Japan — 30.3%
Amvis Holdings, Inc.	224,700	3,753,471
Asics Corp.	170,400	7,251,906
Coca-Cola Bottlers Japan Holdings, Inc.	416,100	5,501,047
CyberAgent, Inc.	867,800	6,093,700
Fukuoka Financial Group, Inc.	208,800	5,424,365
Hoshizaki Corp.	159,600	5,447,739
Internet Initiative Japan, Inc.	209,800	3,899,016
Invincible Investment Corp.	10,799	4,434,028
Kansai Paint Co. Ltd.(1)	387,200	5,620,063
Kinden Corp.	224,600	3,829,275
Kotobuki Spirits Co. Ltd.	187,600	2,511,232
MatsukiyoCocokara & Co.	140,700	2,333,254
Mebuki Financial Group, Inc.	1,524,300	4,765,343
Money Forward, Inc.(2)	163,900	7,281,063
Morinaga & Co. Ltd.	187,400	3,359,417
Nifco, Inc.	192,700	4,651,848
Nippon Gas Co. Ltd.	313,400	4,901,101
Nissan Chemical Corp.	117,600	4,918,839
Organo Corp.	124,600	6,404,000
Park24 Co. Ltd.(2)	408,000	4,846,599
Rohto Pharmaceutical Co. Ltd.	174,900	3,557,114
Ryohin Keikaku Co. Ltd.(1)	340,700	5,383,472
Sankyo Co. Ltd.(1)	255,500	2,918,736
Sanrio Co. Ltd.	125,200	7,020,264
Santen Pharmaceutical Co. Ltd.	521,500	5,168,486
Taiheiyo Cement Corp.	266,000	5,587,982
TechnoPro Holdings, Inc.	183,100	3,666,981
Tokyo Ohka Kogyo Co. Ltd.	232,600	7,178,118
Tokyo Seimitsu Co. Ltd.	59,500	4,081,740
Toyo Suisan Kaisha Ltd.	47,500	2,756,849
Toyo Tire Corp.	493,900	8,947,967
Usen-Next Holdings Co. Ltd.	234,500	7,122,542
Yamazaki Baking Co. Ltd.	183,100	4,294,482
		164,912,039
Netherlands — 2.4%
Allfunds Group PLC	656,581	4,667,692
Fugro NV(2)	168,378	3,721,227
InPost SA(2)	290,803	4,543,858
		12,932,777
Norway — 0.9%
Aker Solutions ASA	312,944	1,051,374

Seadrill Ltd.(2)	90,860	3,834,292
		4,885,666
Spain — 3.5%
Bankinter SA(1)	549,813	3,499,979
Fluidra SA	123,545	2,889,545
Indra Sistemas SA(1)	350,429	6,711,182
Sacyr SA	1,868,821	6,141,734
		19,242,440
Sweden — 4.3%
AddTech AB, B Shares	124,318	2,752,188
Munters Group AB	467,617	8,565,545
Saab AB, B Shares	60,185	4,744,599
Sinch AB(2)	1,252,451	3,148,066
Thule Group AB	47,095	1,281,408
Trelleborg AB, B Shares	79,283	2,881,840
		23,373,646
Switzerland — 4.5%
Flughafen Zurich AG	12,562	2,649,960
Interroll Holding AG	182	572,209
PSP Swiss Property AG	53,013	6,740,252
Swissquote Group Holding SA	18,173	4,847,598
Tecan Group AG	9,084	3,548,838
Ypsomed Holding AG	14,433	5,949,064
		24,307,921
United Kingdom — 13.5%
B&M European Value Retail SA	618,392	4,113,090
Bellway PLC	220,456	7,519,327
Bytes Technology Group PLC	812,959	5,741,258
ConvaTec Group PLC	1,453,466	4,523,667
Diploma PLC	141,330	6,189,515
Greggs PLC	81,934	2,794,376
Howden Joinery Group PLC	519,769	5,443,567
Intermediate Capital Group PLC	375,130	9,146,755
Man Group PLC	892,509	2,739,499
Melrose Industries PLC	848,993	6,818,228
Spectris PLC	63,479	2,805,371
Tritax Big Box REIT PLC	3,962,242	7,348,967
UNITE Group PLC	353,514	4,292,606
Weir Group PLC	173,500	4,024,310
		73,500,536
United States — 0.6%
TechnipFMC PLC	148,586	3,222,830
TOTAL COMMON STOCKS (Cost $444,366,699)		535,004,522
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI EAFE Small-Cap ETF (Cost $3,296,698)	55,976	3,428,530
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,597	8,597
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,237,764	1,237,764
		1,246,361
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 9/30/29 - 2/15/53, valued at $335,501), in a joint trading account at 5.27%, dated 2/29/24, due 3/1/24 (Delivery value $327,056)		327,008

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 9/30/26, valued at $2,946,833), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $2,889,424)	2,889,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 4.875%, 6/30/24 - 10/31/30, valued at $780,439), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $765,112)	765,000
3,981,008
TOTAL SHORT-TERM INVESTMENTS (Cost $5,227,369)	5,227,369
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $452,890,766)	543,660,421
OTHER ASSETS AND LIABILITIES — 0.2%	1,125,529
TOTAL NET ASSETS — 100.0%	$544,785,950

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.1%
Consumer Discretionary	13.0%
Information Technology	12.2%
Materials	8.0%
Financials	8.0%
Real Estate	7.9%
Health Care	7.1%
Communication Services	6.5%
Consumer Staples	6.2%
Energy	2.5%
Utilities	1.7%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.0%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,961,066. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $27,471,169, which includes securities collateral of $26,233,405.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$9,675,629	$34,549,123	—
Israel	15,265,362	—	—
Norway	3,834,292	1,051,374	—
United States	3,222,830	—	—
Other Countries	—	467,405,912	—
Exchange-Traded Funds	3,428,530	—	—
Short-Term Investments	1,246,361	3,981,008	—
	$36,673,004	$506,987,417	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.